Drilling units, machinery and equipment, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Balance	$ 6,207,633
Impairment loss	414,986	$ 0	$ 0
Balance	6,336,892	6,207,633
Drilling units, machinery and equipment | Cost
Property, Plant and Equipment [Line Items]
Balance	7,331,372	6,578,940
Additions / Transfer from drilling units under construction	909,830	752,432
Disposal of assets	(5,477)
Impairment loss	(976,730)
Balance	7,258,995	7,331,372	6,578,940
Drilling units, machinery and equipment | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(1,123,739)	(801,915)
Impairment loss	561,744
Depreciation	(360,108)	(321,824)
Balance	(922,103)	(1,123,739)	(801,915)
Drilling units, machinery and equipment | Net Book Value
Property, Plant and Equipment [Line Items]
Balance	6,207,633	5,777,025
Additions / Transfer from drilling units under construction	909,830	752,432
Disposal of assets	(5,477)
Impairment loss	(414,986)
Depreciation	(360,108)	(321,824)
Balance	$ 6,336,892	$ 6,207,633	$ 5,777,025